Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes:
Schedule of deferred tax expense and recognized deferred tax assets and liabilities

	December 31,	December 31,
	2019	2018

Origination and reversal of temporary differences	$(8,564)	$(2,111)
Change in unrecognized deductible temporary differences
including effect of change in tax rate of $32
in 2019 (2018 – $26)	8,564	2,111
Deferred tax expense	$—	$—

	Assets		Liabilities		Net
	2019	2018	2019	2018	2019	2018
Taxes losses carried forward	$79	$25	$—	$—	$79	$25
Right-of-use assets	—	—	(70)	—	(70)	—
Equipment	—	—	—	(16)	—	(16)
Trade and other receivables	—	—	(9)	(9)	(9)	(9)
Tax assets (liabilities)	79	25	(79)	(25)	—	—
Set off of tax	(79)	(25)	79	25	—	—
Net tax assets (liabilities)	$—	$—	$—	$—	$—	$—

Schedule of reconciliation of effective tax rate

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Loss before income taxes:
Canadian operations	$(34,140)	$(9,084)
US operations	(326)	—
	(34,466)	(9,084)
Tax using the Company’s domestic tax rate	(9,168)	(2,425)
Change in unrecognized deductible temporary differences	8,564	2,111
Difference in tax rate of a foreign subsidiary	18	—
Non-taxable accounting gain on sale of investment in FB Heath and sale of subsidiary	—	(22)
Effect of change in tax rate	32	26
Non-deductible stock option expense	568	186
Permanent differences and other items	(14)	124
Total deferred tax expense	$—	$—

Schedule of the amounts and expiry dates of tax attributes and temporary differences for which no deferred tax assets was recognized

	December 31, 2019		December 31, 2018
	Federal	Provincial	Federal	Provincial
Research and development expenses, without time limitation	$9,874	$10,084	$6,300	$6,496

Federal research and development investment tax credits
2037	309	—	309	—
2038	464	—	462	—
2039	519	—	—	—
	1,292	—	771	—

Tax losses carried forward
2032	338	211	338	211
2033	894	1,148	894	894
2034	822	822	822	822
2035	1,116	1,116	1,116	1,051
2036	1,143	1,143	1,143	1,143
2037	2,251	2,476	2,311	2,476
2038	5,025	4,886	5,131	4,947
2039	29,488	29,318	—	—
	41,077	41,120	11,755	11,544

Capital losses	14,199	14,199	14,120	14,120

Other deductible temporary differences, without time limitation	$11,655	$11,655	$3,808	$3,808